Investment Objectives and Goals	Mar. 31, 2026
TWEEDY, BROWNE INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Tweedy, Browne International Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED
Prospectus [Line Items]
Risk/Return [Heading]	Tweedy, Browne International Value Fund II – Currency Unhedged
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.
TWEEDY, BROWNE VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Tweedy, Browne Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Tweedy, Browne . Buybacks . Dividends + Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.